SHAREHOLDERS' EQUITY (Schedule of Stock Options Outstanding by Exercise Price Range) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Options outstanding
Shares upon exercise of options outstanding at end of year	1,967,784
Weighted average remaining contractual life	5 years 10 months 13 days
Aggregate intrinsic Value	$ 48,216
Exercise price	$ 2.51	[1]	$ 2.13	[1]	$ 2.08	[1]	$ 1.92	[1]
Options exercisable
Shares upon exercise of options outstanding at end of year	1,747,532
Weighted average remaining contractual life	5 years 7 months 24 days
Aggregate intrinsic value	43,203
Exercise price	$ 2.29	[1]	$ 1.74	[1]	$ 1.45	[1]
Closing share price	$ 27.01
.0001 [Member]
Options outstanding
Shares upon exercise of options outstanding at end of year	285,600
Weighted average remaining contractual life	1 year 9 months 11 days
Aggregate intrinsic Value	7,714
Exercise price	$ 0.0001
Options exercisable
Shares upon exercise of options outstanding at end of year	285,600
Weighted average remaining contractual life	1 year 9 months 11 days
Aggregate intrinsic value	7,714
Exercise price	$ 0.0001
.001 [Member]
Options outstanding
Shares upon exercise of options outstanding at end of year	27,200
Weighted average remaining contractual life	11 months 16 days
Aggregate intrinsic Value	735
Exercise price	$ 0.001
Options exercisable
Shares upon exercise of options outstanding at end of year	27,200
Weighted average remaining contractual life	11 months 16 days
Aggregate intrinsic value	735
Exercise price	$ 0.001
1.47 [Member]
Options outstanding
Shares upon exercise of options outstanding at end of year	408,000
Weighted average remaining contractual life	4 years 11 months 5 days
Aggregate intrinsic Value	10,420
Exercise price	$ 1.47
Options exercisable
Shares upon exercise of options outstanding at end of year	408,000
Weighted average remaining contractual life	4 years 11 months 5 days
Aggregate intrinsic value	10,420
Exercise price	$ 1.47
1.62[Member]
Options outstanding
Shares upon exercise of options outstanding at end of year	40,800
Weighted average remaining contractual life	4 years 7 months 13 days
Aggregate intrinsic Value	1,036
Exercise price	$ 1.62
Options exercisable
Shares upon exercise of options outstanding at end of year	40,800
Weighted average remaining contractual life	4 years 7 months 13 days
Aggregate intrinsic value	1,036
Exercise price	$ 1.62
3.12[Member]
Options outstanding
Shares upon exercise of options outstanding at end of year	1,031,764
Weighted average remaining contractual life	6 years 11 months 23 days
Aggregate intrinsic Value	24,649
Exercise price	$ 3.12
Options exercisable
Shares upon exercise of options outstanding at end of year	870,536
Weighted average remaining contractual life	6 years 11 months 19 days
Aggregate intrinsic value	20,797
Exercise price	$ 3.12
5.34 [Member]
Options outstanding
Shares upon exercise of options outstanding at end of year	160,820
Weighted average remaining contractual life	9 years 3 months 7 days
Aggregate intrinsic Value	3,485
Exercise price	$ 5.34
Options exercisable
Shares upon exercise of options outstanding at end of year	115,396
Weighted average remaining contractual life	9 years 3 months 7 days
Aggregate intrinsic value	2,501
Exercise price	$ 5.34
14 [Member]
Options outstanding
Shares upon exercise of options outstanding at end of year	13,600
Weighted average remaining contractual life	9 years 9 months 4 days
Aggregate intrinsic Value	177
Exercise price	$ 14
Options exercisable
Shares upon exercise of options outstanding at end of year
Weighted average remaining contractual life
Aggregate intrinsic value
Exercise price	$ 14

[1]	In dollars per share.